CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	$ 235,882	$ 778,261	$ 706,797
Long-term restricted cash	3,266	3,495	2,881
Total cash and cash equivalents and restricted cash	$ 239,148	$ 781,756	$ 709,678	$ 203,087